UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2007
                                                --------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------
         This Amendment (Check only one.):  [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SOCRATIC FUND MANAGEMENT, L.P.
Address:   101 JFK PARKWAY
           SHORT HILLS, NEW JERSEY 07078


Form 13F File Number:  28-
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JONATHAN W. GIBSON
           ------------------------------------------
Title:     Managing Member of the reporting
           Manager's General Partner

Phone:     (973) 921-4700
           ---------------------------------

Signature, Place, and Date of Signing:

 /S/JONATHAN W. GIBSON              SHORT HILLS, NEW JERSEY             4/26/07
 ---------------------              -----------------------             -------
     [Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                                --------------

Form 13F Information Table Entry Total:              22
                                                --------------

Form 13F Information Table Value Total:            130,297
                                                 -------------
                                                  (thousands)

List of Other Included Managers:                None


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

  COLUMN 1              COLUMN 2     COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6     COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                         Title of                 Value X      Share/     Share/  Put/    Investment     Other    Voting Authority
Name of Issuer            Class      Cusip         $1000     Prn Amount    Prn    Call    Discretion    Managers  Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES
   LLC CMN                 COM      02076X102      5,627      360,000       SH                SOLE         NO      SOLE
AURORA OIL & GAS CORP
  CMN                      COM      052036100      9,462      3,625,200     SH                SOLE                 SOLE
CANADIAN NATURAL
  RESOURCES CMN            COM      136385101      4,742      85,915        SH                SOLE                 SOLE
CHESAPEAKE ENERGY
  CORPORATION CMN          COM      165167107      6,176      200,000       SH                SOLE                 SOLE
CYPRESS SEMICONDUCTOR
  CORP CMN                 COM      232806109      1,879      101,300       SH                SOLE                 SOLE
ENERGYSOUTH INC CMN        COM      292970100     14,688      350,300       SH                SOLE                 SOLE
ENTERGY CORPORATION
  CMN                      COM      29364G103      5,246      50,000        SH                SOLE                 SOLE
EVERGREEN SOLAR INC
  CMN                      COM      30033R108      4,194      430,200       SH                SOLE                 SOLE
GOODRICH PETROLEUM CORP
  (NEW) CMN                COM      382410405      5,081      151,100       SH                SOLE                 SOLE
HELIX ENERGY SOLUTNS
  GROUP INC CMN            COM      42330P107     16,781      450,000       SH                SOLE                 SOLE
INTERNATIONAL COAL
  GROUP INC. CMN           COM      45928H106      4,725      900,000       SH                SOLE                 SOLE
JAMES RIVER COAL
  COMPANY CMN              COM      470355207      3,511      470,000       SH                SOLE                 SOLE
OCCIDENTAL PETROLEUM
  CORP CMN                 COM      674599105      4,943      100,246       SH                SOLE                 SOLE
ONEOK INC CMN              COM      682680103      2,808      62,400        SH                SOLE                 SOLE
PORTEC RAIL PRODUCTS,
  INC. CMN                 COM      736212101        152      15,000        SH                SOLE                 SOLE
SCHLUMBERGER LTD CMN       COM      806857108     10,365      150,000       SH                SOLE                 SOLE
SMITH INTERNATIONAL INC
  CMN                      COM      832110100      3,604      75,000        SH                SOLE                 SOLE
SOUTHWESTERN ENERGY CO.
  CMN                      COM      845467109      4,098      100,000       SH                SOLE                 SOLE
SUNCOR ENERGY INC CMN      COM      867229106      3,436      45,000        SH                SOLE                 SOLE
SUNPOWER CORPORATION
  CMN CLASS A              COM      867652109      2,730      60,000        SH                SOLE                 SOLE
NOBLE CORPORATION CMN      COM      G65422100      5,901      75,000        SH                SOLE                 SOLE
WEATHERFORD
  INTERNATIONAL, LTD
  CMN                      COM      G95089101     10,148      225,000       SH                SOLE                 SOLE
                                                 130,297

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